Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
ROLLINS 401(k) SAVINGS PLAN
EIN: 51-0068479 Plan No: 002
FORM 5500, SCHEDULE H, Part IV, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment	Current Value **
	Investments at Fair Value:
	Mutual Funds
	American Funds	American Funds American Balanced Fund Class R6	35,428,370
	American Funds	American Funds Capital World G/I R6	13,883,832
	Janus Henderson Funds	Janus Henderson Enterprise N	24,285,188
	Vanguard Funds	Vanguard 500 Index Admiral	180,881,285
	Vanguard Funds	Vanguard Explorer Adm	363,581
	Vanguard Funds	Vanguard Mid-Cap Index Fund - Admiral	56,795,194
	Vanguard Funds	Vanguard Small Cap Index Adm	57,126,599
	Vanguard Funds	Vanguard Total Bond Market Index Admiral	67,353,396
	Vanguard Funds	Vanguard Total Intl Stock Index Admiral	149,127,354
	Vanguard Funds	Vanguard Windsor II Fund - Admiral	43,329,170
	Victory Funds	Victory Sycamore Established Value R6	15,020,056
		Total Mutual Funds	643,594,025

	Pooled Separate Accounts
*	Empower	Capital Group EuroPacific Growth SA	21,037,735
*	Empower	JP Morgan Large Cap Growth Fund (IS)	77,862,364
*	Empower	MetWest Core Plus Bond (IS Platform)	11,588,266
*	Empower	Small Cap Value / Victory Fund	4,047,823
		Total Pooled Separate Accounts	114,536,188

*	Rollins, Inc.	Common Stock	377,441,924
		Total Investments at Fair Value	1,135,572,137

	Investments at Contract Value:
	Fully Benefit-Responsive Investment Contract
*	Empower Annuity Insurance Company	Wrapper Contract - Other	6,261,242
*	Prudential Trust Co.	Prudential Core Intermediate Bond Fund - Common Collective Trust	154,836,078
		Total Investments at Contract Value	161,097,320

*	Participant Loans	Interest rates ranging from 3.73% to 10.50%, maturing 2026 to 2047	24,038,727
		Assets Held at End of Year	$1,320,708,184

*	Indicates a party-in-interest to the Plan.
**	Cost is not required for participant-directed investments and therefore is not included